Organization (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Variable Interest Entity

As of December 31, 2013, the Company has three wholly owned subsidiaries in British Virgin Islands, Hong Kong and the People’s Republic of China (“PRC”), respectively and also consolidates three variable interest entities and a subsidiary of a variable interest entity (collectively “VIEs”), details of which are as follows:

Entity	Date of establishment	Place of establishment	Percentage of ownership by the Company	Principal activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	PRC	100%	Software Service

VIEs
Shenzhen E-Sun Network Co., Ltd. (“E-Sun Network”)	December 7, 1999	PRC	100%	Online Lottery Service
Shenzhen Youlanguang Science and Technology Co., Ltd. (“Youlanguang Technology”)	December 16, 2008	PRC	100%	Online Lottery Service
Shenzhen Guangtiandi Science and Technology Co., Ltd. (“Guangtiandi Technology”)	December 16, 2008	PRC	100%	Online Lottery Service

Subsidiary of E-Sun Network
Shenzhen E-Sun Sky Network Technology Co., Ltd. (“E-Sun Sky Network”)	May 22, 2006	PRC	100%	Online Lottery Service

Variable Interest Entity, Primary Beneficiary [Member]
Carrying Amounts of Assets and Liabilities and Results of Operations of VIEs

The carrying amounts of the assets, liabilities and the results of operations of the VIEs included in the Company’s consolidated balance sheets and statements of comprehensive income are as follows:

	As of December 31,2012	As of December 31,2013	As of December 31,2013
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	16,392	27,831	4,597
Restricted cash	10,609	15,090	2,493
Accounts receivable	13,531	50,778	8,388
Accounts receivable due from employees	225	—	—
Amounts due from related parties	169,266	—	—
Amounts due from intergroup companies	7	105,169	17,373
Prepayments and other current assets	67,759	92,395	15,263
Deferred tax assets, current portion	6,498	15,287	2,525

Total current assets	284,287	306,550	50,639

Non-current assets:
Property and equipment, net	30,929	28,703	4,741
Intangible assets, net	1,338	1,130	187
Deposits	5,295	5,771	967
Deferred initial public offering expenses	250	—	—
Deferred tax assets, non-current	841	157	26
Other non-current assets	—	2,738	439

Total non-current assets	38,653	38,499	6,360

TOTAL ASSETS	322,940	345,049	56,999

LIABILITIES
Current liabilities:
Short-term loans	—	12,802	2,115
Amounts due to intergroup companies	46,322	3,470	573
Accrued payroll and welfare payable	7,038	8,336	1,377
Accrued expenses and other current liabilities	59,538	72,857	12,036
Income tax payable	1,554	1,863	308

Total current liabilities	114,452	99,328	16,409

Non-current liabilities:
Long-term payables	11,852	29,328	4,845

Total non-current liabilities	11,852	29,328	4,845

TOTAL LIABILITIES	126,304	128,656	21,254

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Net revenues	169,463	113,566	182,255	30,106
Net income	39,257	3,720	19,759	3,264